Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans
The main demographic assumptions comprise: mortality table and turnover of active participants, while the main financial assumptions include: discount rate, future salary increases, growth of plan benefits and inflation.

	12/31/2019	12/31/2018
Discount rate (1)	7.64% p.a.	9.72% p.a.
Mortality table (2) Turnover	AT-2000 Itaú Experience 2008/2010 (3)	AT-2000 Itaú Experience 2008/2010 (3)
Future salary growth	4.00% to 7.12 % p.a.	4.00% to 7.12 % p.a.
Growth of the pension fund benefits	4.00 % p.a.	4.00 % p.a.
Inflation	4.00 % p.a.	4.00 % p.a.
Actuarial method	Projected Unit Credit	Projected Unit Credit

(1)
Determined based on market yield relating to National Treasury Notes
(NTN-B)
and compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.

(2)	Correspond to those disclosed by SOA – “Society of Actuaries”, that reflect a 10% increase in the probabilities of survival regarding the respective basic tables.
(3)	Updated to the new expectation of mass behavior.
Retired plans sponsored by foreign subsidiaries – Banco Itaú (Suisse) S.A., Itaú CorpBanca Colombia S.A. and PROSERV - Promociones y Servicios S.A. de C.V. – are structured as Defined Benefit modality and adopt actual assumptions adequate to masses of participants and the economic scenario of each country.

Summary of Allocation of Assets by Category Segmented into Quoted and Not Quoted in Active Market
Below is a table with the allocation of assets by category, segmented into Quoted in an Active Market and Not Quoted in an Active Market:

	Fair value		% Allocation
Types	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Fixed income securities	20,672	18,065	90.93%	96.05%
Quoted in an active market	20,366	17,775	89.59%	94.51%
Non quoted in an active market	306	290	1.34%	1.54%
Variable income securities	1,392	24	6.12%	0.13%
Quoted in an active market	1,384	18	6.09%	0.09%
Non quoted in an active market	8	6	0.03%	0.04%
Structured investments	65	59	0.29%	0.31%
Quoted in an active market	—	1	0.00%	0.01%
Non quoted in an active market	65	58	0.29%	0.30%
Real estate	529	578	2.33%	3.07%
Loans to participants	74	82	0.33%	0.44%

Total	22,732	18,808	100.00%	100.00%

Summary of Calculation of Net Amount Recognized in Balance Sheet, Corresponding to Defined Benefit Plan

	12/31/2019
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	22,732	1,475	—	24,207
2 - Actuarial liabilities	(19,713)	—	(967)	(20,680)
3 - Asset restriction (*)	(3,761)	(849)	—	(4,610)

4 - Net amount recognized in the balance sheet	(742)	626	(967)	(1,083)

Amount recognized in Assets (Note 18a)	91	626	—	717
Amount recognized in Liabilities (Note 18b)	(833)	—	(967)	(1,800)

	12/31/2018
	BD and CV Plans	CD Plans	Other post- employment benefits	Total
1 - Net assets of the plans	18,808	1,604	—	20,412
2 - Actuarial liabilities	(15,493)	—	(282)	(15,775)
3 - Asset restriction (*)	(3,664)	(939)	—	(4,603)

4 - Net amount recognized in the balance sheet	(349)	665	(282)	34

Amount recognized in Assets (Note 18a)	66	665	—	731
Amount recognized in Liabilities (Note 18b)	(415)	—	(282)	(697)

(*)	Corresponds to the excess of the present value of the available economic benefit, in conformity with paragraph 58 of IAS 19.

Summary of Change in Net Amount Recognized in Balance Sheet
f) Change in the net amount recognized in the balance sheet

	12/31/2019
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	18,808	(15,493)	(3,664)	(349)	1,604	(939)	665	(282)	34

Amounts recognized in income (loss) (1+2+3)	1,769	(1,514)	(355)	(100)	151	(91)	60	(459)	(499)
1 - Cost of current service	—	(75)	—	(75)	—	—	—	—	(75)
2 - Cost of past service	—	—	—	—	—	—	—	(418)	(418)
3 - Net interest (1)	1,769	(1,439)	(355)	(25)	151	(91)	60	(41)	(6)
Amounts recognized in stockholders’ equity (4+5+6)	3,239	(3,884)	258	(387)	(178)	181	3	(261)	(645)
4 - Effects on asset ceiling	—	—	384	384	—	176	176	—	560
5 - Remeasurements (2) (3)	3,245	(3,907)	(126)	(788)	(178)	5	(173)	(261)	(1,222)
6 - Exchange variation	(6)	23	—	17	—	—	—	—	17
Other (7+8+9+10)	(1,084)	1,178	—	94	(102)	—	(102)	35	27
7 - Receipt by allocation of funds	—	—	—	—	—	—	—	—	—
8 - Benefits paid	(1,178)	1,178	—	—	—	—	—	35	35
9 - Contributions and investments from sponsor	84	—	—	84	(102)	—	(102)	—	(18)
10 - Contributions from parcipants	10	—	—	10	—	—	—	—	10

Amounts at end of the period	22,732	(19,713)	(3,761)	(742)	1,475	(849)	626	(967)	(1,083)

	12/31/2018
	BD and CV plans				CD plans			Other post- employment benefits Liabilities	Total Recognized amount
	Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount
Amounts at the beginning of the period	17,588	(14,491)	(3,217)	(120)	1,634	(912)	722	(257)	345

Amounts recognized in income (loss) (1+2+3)	1,700	(1,454)	(321)	(75)	157	(90)	67	(25)	(33)
1 - Cost of current service	—	(69)	—	(69)	—	—	—	—	(69)
2 - Cost of past service	—	—	—	—	—	—	—	—	—
3 - Net interest (1)	1,700	(1,385)	(321)	(6)	157	(90)	67	(25)	36
Amounts recognized in stockholders’ equity (4+5+6)	580	(688)	(126)	(234)	(102)	63	(39)	(19)	(292)
4 - Effects on asset ceiling	—	—	(126)	(126)	—	63	63	—	(63)
5 - Remeasurements (2) (3)	566	(683)	—	(117)	(102)	—	(102)	(19)	(238)
6 - Exchange variation	14	(5)	—	9	—	—	—	—	9
Other (7+8+9+10)	(1,060)	1,140	—	80	(85)	—	(85)	19	14
7 - Receipt by allocation of funds	—	—	—	—	—	—	—	—	—
8 - Benefits paid	(1,140)	1,140	—	—	—	—	—	19	19
9 - Contributions and investments from sponsor	69	—	—	69	(85)	—	(85)	—	(16)
10 - Contributions from parcipants	11	—	—	11	—	—	—	—	11

Amounts at end of the period	18,808	(15,493)	(3,664)	(349)	1,604	(939)	665	(282)	34

(1)
Corresponds to the amount calculated at 01/01/2019 based on the initial amount (Net Assets, Actuarial Liabilities and Restriction of Assets), taking into account the estimated amount of payments/ receipts of benefits/ contributions, multiplied by the discount rate of 9.72% p.a.(at 01/01/2018 the rate used was 9.98% p.a.);

(2)	Remeasurements recorded in net assets and asset ceiling correspond to the income earned above/below the expected return rate;
(3)	The actual return on assets amounted to R$ 5,014 (R$ 2,226 at 12/31/2018).

Summary of Defined Benefit Contribution	g) Defined benefit contribution

	Estimated contribution	Contributions made
	2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Retirement plan - FIU	52	45	58
Retiremente plan - FUNBEP	5	8	11

Total	57	53	69

Summary of Maturity Profile of Defined Benefit Liabilities
h) Maturity profile of defined benefit liabilities

	Duration (*)	2020	2021	2022	2023	2024	2025 to 2029
Pension plan - FIU	11.89	837	866	894	922	952	5,190
Pension plan - FUNBEP	10.69	425	439	454	469	483	2,582
Other post-employment benefits	9.25	26	26	26	26	26	126

Total		1,288	1,331	1,374	1,417	1,461	7,898

(*)	Average duration of plan’s actuarial liabilities.

Summary of Sensitivity of Defined Benefit Obligation	The results obtained are shown in the table below:

	BD and CV retirement plans			Other post-employment benefits
Main assumptions	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Income) (*)	Present value of liability	Income	Stockholders´ equity (Other Comprehensive Income) (*)
Interest rate
Increase by 0.5%	(977)	—	319	(36)	—	36
Decrease by 0.5%	1,104	—	(421)	41	—	(41)
Mortality rate
Increase by 5%	(258)	—	88	(13)	—	13
Decrease by 5%	357	—	(94)	17	—	(17)
Medical inflation
Increase by 1%	—	—	—	87	—	(87)
Decrease by 1%	—	—	—	(69)	—	69

(*)	Net of effects of asset ceiling